Items not affecting cash (Tables)	12 Months Ended
Dec. 31, 2021
Items not affecting cash
Schedule of non-cash investing and financing activities
	December 31, 2021	December 31, 2020	December 31, 2019
Additions and contractual changes (IFRS 16)	7,205	(2,731)	12,659
Tax credit – spin-off (1)	398,533	-	-
Dividends/interest on net equity declared and not yet paid	298,000	29,227	67.518

(1)     Refers tax credit related the spin-off. See note 1 “The spin-off of Getnet from Banco Santander (Brasil) S.A.” for further details.